                     LOOMIS SAYLES SECURITIZED ASSET FUND

  Supplement dated April 3, 2006 to the Loomis Sayles Securitized Asset Fund
                      Prospectus dated February 1, 2006,
                   as may be supplemented from time to time

Effective April 3, 2006, the second and third paragraphs of the sub-section "Portfolio Managers" within the "Management" section of the prospectus are amended and restated as follows:

Fan Hu and Cliff Rowe are responsible for investing and overseeing the assets for the Fund. Fan Hu has co-managed the Fund since April 2006 and Cliff Rowe has co-managed the Fund since its inception.

Ms. Hu, Vice President of Loomis Sayles, began her investment career in 1997 and joined Loomis Sayles in 2006. Prior to joining Loomis Sayles, Ms. Hu was Vice President and mortgage-backed securities strategist at Columbia Management Group (or its predecessor) from 1998 to 2006. She received a B.A. from Nankai University in Tianjin, China, an M.S. from Montana State University and a Ph.D. from North Carolina State University. Ms. Hu is a Chartered Financial Analyst and has nine years of investment experience.

                                                                  M-LSSP52-0406

                     LOOMIS SAYLES SECURITIZED ASSET FUND

 Supplement dated April 3, 2006 to the Statement of Additional Information for
         Loomis Sayles Securitized Asset Fund, dated February 1, 2006, as may be revised and supplemented from time to time

Effective immediately, all references to Craig Smith are removed. Also effective immediately, the following information is added to the sub-section "Portfolio Managers' Management of Other Accounts" within the section "Portfolio Management Information":

The following table provides information relating to other accounts managed by Fan Hu as of March 31, 2006.

                                   Registered Investment       Other Pooled Investment
                                         Companies                    Vehicles                  Other Accounts
                                 ---------------------------- ---------------------------- ----------------------------
                                    Other     Advisory fee is    Other     Advisory fee is    Other     Advisory fee is
                                   Accounts      based on       Accounts      based on       Accounts      based on
                                   Managed      performance     Managed      performance     Managed      performance
                                 ------------ --------------- ------------ --------------- ------------ ---------------
                                 # of  Total  # of    Total   # of  Total  # of    Total   # of  Total  # of    Total
Name of Portfolio Manager (Firm) Accts Assets Accts   Assets  Accts Assets Accts   Assets  Accts Assets Accts   Assets
-------------------------------- ----- ------ -----   ------  ----- ------ -----   ------  ----- ------ -----   ------
Fan Hu (Loomis Sayles)             0     $0     0       $0      0     $0     0       $0      0     $0     0       $0

Effective immediately, all references to Craig Smith are removed. Also effective immediately, the following information is added to the sub-section "Portfolio Managers' Ownership of Fund Shares" within the section "Portfolio Management Information":

The following table sets forth the dollar range* of equity securities of the Fund beneficially owned by Fan Hu as of March 31, 2006:

                                                    Dollar Range of Equity
Name of Portfolio Manager Fund(s) Managed            Securities Invested
------------------------- ------------------------- ----------------------
Fan Hu                    Loomis Sayles Securitized           A
                          Asset Fund

* A. None                    E. $100,001 - $500,000
  B. $1 - 10,000             F. $500,001 - $1,000,000
  C. $10,001 - $50,000       G. over $1,000,000
  D. $50,001 - $100,000